Equity Equity (Stock Repurchases) (Details) - USD ($) $ / shares in Units, $ in Millions	126 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021
Equity, Class of Treasury Stock [Line Items]
Stock Repurchase Program, Remaining Authorized Repurchase Amount		$ 264
Acquisition of treasury stock (shares)	154,300,000
Treasury Stock Acquired, Average Cost Per Share	$ 12.12
Treasury Stock, Value, Acquired, Cost Method	$ 1,900
Treasury Stock, Common, Shares		150,046,537	151,923,418